LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease expiration date Holon, Israel office	Jan. 31, 2025
Period of additional term	24 months
Decrease of value of right of use asset			$ 344
Lease expense	$ 3,879	$ 1,993	2,846
Sublease income	3,732	3,598	2,533
Variable lease cost	451	272	224
Cash paid for measurement of lease liabilities	$ 8,287	$ 6,191	$ 5,880